Deferred compensation awards	12 Months Ended
Mar. 31, 2023
Deferred Compensation Awards [Abstract]
Deferred compensation awards
1
3
. Deferred compensation awards:
Nomura issues deferred compensation awards to senior management and employees, which are linked to the price of the Company’s common stock, in order to retain and motivate key staff.
These stock-based compensation awards comprise Restricted Stock Unit (“RSU”) awards, Plan A and Plan B Stock Acquisition Right (“SAR”) awards, Notional Stock Unit (“NSU”) awards, and Collared Notional Stock Unit (“CSU”) awards. SAR Plan A awards are awards of stock options while RSU awards, SAR Plan B awards, NSU awards and CSU awards are all analogous to awards of restricted common stock.
Certain deferred compensation awards include “Full Career Retirement” (“FCR”) provisions which permit recipients of the awards to continue to vest in the awards upon voluntary termination of employment if certain criteria based on corporate title and length of service within Nomura are met. The requisite service period for these awards ends on the earlier of the contractual vesting date and the date that the recipients become eligible for or claim FCR.

Unless indicated below, deferred compensation awards are generally reduced, forfeited or clawed back in the event of termination of employment, material restatements of financial statements, material conduct issues, material damage to Nomura’s business or reputation, material downturns in the performance of the Nomura group and/or a material failure of risk management.
RSU awards
For
each RSU award, one common stock of the Company is delivered. The awards generally have a graded vesting period from one
to three years with an extending vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.
The grant date fair value per award is determined using the price of the Company’s common stock.
The following table presents activity relating to RSU awards for the year ended March 31, 2023.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2022	122,119,390	¥466	1.0
Granted	100,057,000	442
Forfeited	(13,325,712)	456
Delivered	(50,090,803)	466

Outstanding as of March 31, 2023	158,759,875	¥451	1.0

The weighted-average grant date fair value per award for the year ended March 31,

2021,
 2022 and 2023 was

¥418
,
¥507 and ¥442, respectively.
The total fair value of RSU awards vested during the years ended March 31, 2021, 2022 and 2023 was ¥
10,327 million, ¥28,076 million and ¥
26,642 million
, respectively. The total intrinsic value of units delivered during the years ended March 31, 2021 and 2022 was ¥10,360 million and ¥28,704 million, respectively.
A
total of 32,050,787 shares
were
delivered during the year ended March 31, 2023
with
a total
intrinsic value
of
¥ 23,978 million. The aggregate intrinsic value of RSU awards outstanding as of March 31, 2023 was ¥80,920 million.
As of March 31, 2023, total unrecognized compensation cost relating to RSU awards was ¥11,786 million which is expected to be recognized over a weighted average period of 1.8 years.
SAR Plan B awards
In prior years, the Company issued SAR Plan B awards linked to the price of the Company’s common stock pursuant to several stock unit plans. These awards vest and are exercisable into the Company’s common stock, have an exercise price of ¥1 per share and graded vesting generally over three years with certain longer vesting or holding periods where required under local regulations.
The grant date fair value of SAR Plan B awards is determined using the price of the Company’s common stock.

The following table presents activity relating to SAR Plan B awards for the year ended March 31, 2023. No new SAR Plan B awards have been granted since April 1, 2018.

	Outstanding (number of Nomura shares)	Weighted-average grant date fair value per share	Weighted-average remaining life until expiry (years)
Outstanding as of March 31, 2022	7,913,800	¥516	2.3
Granted	—	—
Exercised	(3,339,000)	541
Forfeited	(3,800)	469
Expired	(548,000)	564

Outstanding as of March 31, 2023	4,023,000	¥490	1.9

Exercisable as of March 31, 2023	3,750,600	¥494	1.6

The total intrinsic value of SAR Plan B awards exercised during the years ended March 31, 2021, 2022 and 2023 were ¥4,878 million, ¥2,547 million and ¥1,965 million, respectively.
The aggregate intrinsic value of SAR Plan B awards outstanding and exercisable as of March 31, 2023 were ¥2,047 million and ¥1,908 million, respectively.
As of March 31, 2023, total unrecognized compensation cost relating to SAR Plan B awards was ¥0 million which is expected to be recognized over a weighted average period of 1.1 years. The total fair value of SAR Plan B awards which vested during the years ended March 31, 2021, 2022 and 2023 were ¥1,784 million, ¥467 million and ¥415 million, respectively.
Total compensation expense recognized within
Non-interest expenses—Compensation and benefits
in the consolidated statements of income relating to RSU and SAR awards for the years ended March 31, 2021, 2022 and 2023 were ¥28,251 million, ¥27,941 million and ¥35,216 million, respectively.
Cash received from the exercise of SAR awards during the year ended March 31, 2023 was ¥4 million and the tax benefit realized from exercise of these awards was ¥87 million.
Total related tax benefits recognized in the consolidated statements of income relating to RSU and SAR awards for the years ended March 31, 2021, 2022 and 2023
 were ¥nil million and ¥nil million and ¥0 million, respectively
. The dilutive effect of outstanding deferred compensation plans is included in the weighted average number of shares outstanding used in diluted EPS computations. See Note 1
1

“Earnings per share”
for further information.
NSU and CSU awards
NSU and CSU awards are cash-settled awards linked to the price of the Company’s common stock. NSU awards replicate the key features of SAR Plan B awards described above but are settled in cash rather than exercisable into the Company’s common stock. CSU awards are similar to NSU awards but exposure to movements in the price of the Company’s common stock is subject to a cap and floor. Both types of award have graded vesting periods generally over three years with certain longer vesting periods where required by local regulations.
The fair value of NSU and CSU awards are determined using the price of the Company’s common stock.

The following table presents activity related to NSU and CSU awards for the year ended March 31, 2023.

	NSUs			CSUs
	Outstanding (number of units)	Stock price		Outstanding (number of units)	Stock price
Outstanding as of March 31, 2022	17,998,325	¥445		937,156	¥606
Granted	15,228,667	494	(1)	15,061,452	494
Vested	(12,281,557)	503	(2)	(2,775,837)	497	(2)
Forfeited	(348,893)			(627,484)

Outstanding as of March 31, 2023	20,596,542	¥484	(3)	12,595,287	¥509	(3)

(1)	Weighted-average price of the Company’s common stock used to determine number of awards granted.
(2)	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
(3)	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2023.
Total compensation expense recognized within
Non-interest expenses—Compensation and benefits
in the consolidated statements of income relating to NSU and CSU awards for the years ended March 31, 2021, 2022 and 2023 were ¥8,043 million, ¥4,566 million and ¥11,544 million, respectively.
Total unrecognized compensation cost relating to NSU awards, based on the fair value of these awards as of March 31, 2023, was ¥1,006 million, which is expected to be recognized through the consolidated statements of income over a remaining weighted-average period of 1.0 years. The total fair value of NSU awards which vested during the years ended March 31, 2021, 2022 and 2023 were ¥8,426 million, ¥7,247 million and ¥6,174 million, respectively.
Total unrecognized compensation cost relating to CSU awards, based on the fair value of these awards as of March 31, 2023, was ¥1,126 million. The total fair value of CSU awards which vested during the years ended March 31, 2021, 2022 and 2023 was
¥576 million, ¥559 million and ¥1,380 million, respectively.
Total tax benefits recognized in the consolidated statements of income for compensation expense relating to NSU, and CSU awards for the years ended March 31, 2021, 2022 and 2023 were ¥205 million, ¥125 million and ¥164 million, respectively.
Subsequent events
On May 15, 2023, the Company passed a resolution to grant
RSU
awards to certain senior management and employees.
A
t
otal of 84,295,700 RSU awards have been granted which generally have a graded vesting period from one to three years
or
with an extending vesting period of up to seven years for certain senior management and employees in order to meet local regulatory requirements based on the role they perform within Nomura.
On May
25
, 2023, Nomura also granted NSU awards to senior manage
m
ent and employees in countries where RSU awards are less favorably treated from tax or other perspectives. These NSU awards have a total grant date fair value of ¥6 billion and vesting periods of up to seven years.